SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 7,129	$ 6,599	$ 5,058
Percentage of monthly deposit at a rate	8.33%
Leased systems [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 816	$ 1,295	$ 1,061